Share-Based Compensation (Details) $ / shares in Units, $ in Thousands		3 Months Ended			12 Months Ended
	Sep. 09, 2020 ¥ / shares shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($) ¥ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2020 USD ($)
Share-Based Compensation [Line Items]
Employees granted restricted shares vesting period		5 years
Employees subscription payment					$ 1,553
Fair value of shares grant date per share | (per share)		$ 3.94	¥ 25.71
Compensation expenses		$ 370		$ 374
Unrecognized compensation expense		$ 740	¥ 740
Recognized over a weighted-average period		5 months 8 days
Share Based Compensation [Member]
Share-Based Compensation [Line Items]
Employees granted restricted shares vesting rate		20.00%
Share Incentive Plan 2020 [Member]
Share-Based Compensation [Line Items]
Number of shares granted of restricted ordinary shares (in Shares) | shares	2,500,000
Employees contribution price per share (in Yuan Renminbi per share) | ¥ / shares	¥ 4.2